GF Loan ID	Seller Loan ID	First Name	Last Name	Address	City	State	Zip	Loan Amount	Originator	Note Date	Subject Mortgage Excuted Date	Subject Mortgage Recorded Date	Total Delinquent Tax Payoff Amount/Review	Borrower in Title Yes/No	Purchase/Refinance	Subject Mortgage on O&E Report	Comments-Subject Mortgage	Senior Mortgage/Lien on O&E Yes/No	Comments-Senior Mortgages/Liens	Excuted Date	Recorded Date	Senior Mortgage/Lien Paid On HUD	Junior Mortgage Lien on O&E Yes/No	Comments-Property Tax Liens	Excuted Date	Recorded Date	Comments-HOA Liens	Excuted Date	Recorded Date	Comments-Utility Liens	Excuted Date	Recorded Date	Comments-Other Liens	Excuted Date	Recorded Date	Lis Pendens on O&E	Comments-Lis Pendens	Lis Pendens Plaintiff	Recorded Date	Mortgage/DOT	Title Policy	O&E Latest Deed	Exceptions on Schedule B of Final or Prelim Title	Title Policy is Final/Prelim	COMMENTS
XXX	XXX	XXX	XXX	XXX	XXX	California	XXX	$XXX	XXX	XX/XX/2007	XX/XX/2007	XX/XX/2007	$0.00	Yes	Refinance	Yes	First	No	No	Yes	Yes	Yes	Yes	Final policy	As per the review of Property ownership report dated 9/27/2017, the subject mortgage was originated on XX/XX/2007 with XXX.

The chain of the assignment is not found .

There are no active judgments and liens found.

There are no information provided regarding the tax.